Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 80,828	$ 178,552	$ 2,764
Subscription receivable		60,000
Other receivable	312	312	312
Other assets	46,753	10,923
Total current assets	127,893	249,787	3,076
Long-term assets
Property and equipment	35,646	38,887
Other long-term assets	582,377	441,195
Total long-term assets	618,023	480,082
TOTAL ASSETS	745,916	729,869	3,076
Current liabilities
Accounts payable	552,530	681,408	80,743
Accrued compensation	422,333	384,833	266,480
Accrued officer compensation	206,000	206,000	230,500
Notes payable, net of unamortized discount of $102,219	403,918		53,097
Due to related parties	50,000	50,000
Accrued expenses	16,732	20	185,927
Accrued dividends	48,079	48,079	48,079
Total current liabilities	1,699,592	1,370,340	864,826
Total liabilities	1,699,592	1,370,340	864,826
Commitments and contingencies
Stockholders' (deficit)
Series A convertible preferred stock, value	14	14	14
Common stock, value	204,197	201,697	157,785
Additional paid-in capital	82,908,199	82,637,749	79,452,635
Accumulated deficit	(84,066,086)	(83,479,931)	(80,472,184)
Total stockholders' (deficit)	(953,676)	(640,471)	(861,750)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT)	$ 745,916	$ 729,869	$ 3,076